Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total net revenue		$ 85,266,306	$ 83,668,441	$ 65,835,111
Total cost of revenue		(82,255,771)	(76,469,755)	(62,092,682)
Gross profit		3,010,535	7,198,686	3,742,429
Operating expenses:
Selling and marketing expenses		(8,130,777)	(6,577,396)	(5,494,665)
General and administrative expenses		(11,768,315)	(15,273,231)	(6,328,278)
Total operating expenses		(19,899,092)	(21,850,627)	(11,822,943)
Operating loss		(16,888,557)	(14,651,941)	(8,080,514)
Other income (expense):
Other income, net		2,370,956	716,554	2,000,677
Interest expense, net		(537,479)	(523,317)	(365,630)
Total other income, net		1,833,477	193,237	1,635,047
Loss before income tax expenses		(15,055,080)	(14,458,704)	(6,445,467)
Income tax benefits		2,369,759	1,200,855	139,454
Net loss		(12,685,321)	(13,257,849)	(6,306,013)
Net (loss) income attributable to non-controlling interest		4,464	180	(90,332)
Net loss attributable to NIP Group Inc.		(12,689,785)	(13,258,029)	(6,215,681)
Preferred shares redemption value accretion		(35,930,979)	(43,914,707)	(25,296,874)
Net loss attributable to NIP Group Inc.’s shareholders		(48,620,764)	(57,172,736)	(31,512,555)
Other comprehensive income (loss):
Foreign currency translation income (loss) attributable to non-controlling interest, net of nil tax		1,628	(1)	2,203
Foreign currency translation income (loss) attributable to ordinary shareholders, net of nil tax		(15,947,580)	5,253,255	177,986
Total comprehensive loss		(28,631,273)	(8,004,595)	(6,125,824)
Total comprehensive (loss) income attributable to non-controlling interest		6,092	179	(88,129)
Total comprehensive loss attributable to NIP Group Inc.		$ (28,637,365)	$ (8,004,774)	$ (6,037,695)
Net loss per ordinary share
Net loss per ordinary share- basic		$ (0.69)	$ (1.54)	$ (0.90)
Net loss per ordinary share- diluted		$ (0.69)	$ (1.54)	$ (0.90)
Weighted average number of ordinary shares outstanding*
Weighted average number of ordinary shares outstanding- basic	[1],[2]	70,200,374	37,160,593	34,987,683
Weighted average number of ordinary shares outstanding- diluted	[1],[2]	70,200,374	37,160,593	34,987,683
General and administrative expenses			$ 6,122,348	$ 165,721
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net revenue		84,142,409	82,502,622	30,994,544
Total cost of revenue		(82,028,621)	(75,884,571)	(61,631,544)
Related Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net revenue		1,123,897	1,165,819	34,840,567
Total cost of revenue		$ (227,150)	$ (585,184)	$ (461,138)

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization and stock split (Note 1 & Note 16).
[2]	The shares and per share data are presented on a retroactive basis to reflect the stock split (Note 16)